INCOME TAXES (Details 2) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
INCOME TAXES (Details 2)
Non-capital losses carried forward	$ 2,662,000	$ 2,539,000
Equipment and other	4,000	4,000
Investments
Exploration and evaluation assets	734,000	734,000
Unrecognized deductible temporary differences	$ 3,400,000	$ 3,277,000